As filed electronically with the Securities and Exchange Commission on November 26, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-00507

Pre-Effective Amendment No.

Post-Effective Amendment No. 128

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 129

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☐ On (date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Series Trust relates only to Transamerica BlackRock Global Allocation Managed Risk - Balanced VP and Transamerica BlackRock Global Allocation Managed Risk - Growth VP.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 128 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 26th day of November 2014.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 128 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	November 26, 2014
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	November 26, 2014
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	November 26, 2014
Leo J. Hill*

/s/ David W. Jennings	Trustee	November 26, 2014
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	November 26, 2014
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	November 26, 2014
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	November 26, 2014
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	November 26, 2014
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	November 26, 2014
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	November 26, 2014
John W. Waechter*

/s/ Alan F. Warrick	Trustee	November 26, 2014
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	November 26, 2014
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	November 26, 2014
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to power of attorney, filed previously with PEA 125.

Exhibits Filed With

Post-Effective Amendment No. 128 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document

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